Basic and Diluted Net Loss Per Share (Detail) In Thousands, except Share data, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Dec. 31, 2012 CNY
Numerator:
Loss attributable to ordinary shareholders - basic and diluted	$ (139,259)	(852,260)	(892,449)	(670,410)
Denominator:
Weighted-average number of shares outstanding, opening	423,114,098	423,114,098	422,031,787
Weighted-average number of new ordinary shares issued in connection with exercise of options and vesting of RSUs	347,256	347,256	355,555
Weighted-average number of shares outstanding - basic and diluted	423,114,098	423,114,098	422,031,787
Basic net loss per share	$ (0.33)	(2.01)	(2.11)
Diluted net loss per share	$ (0.33)	(2.01)	(2.11)